TCW Relative Value Large Cap Fund
TCW Relative Value Large Cap Fund
Investment Objective
The Fund’s investment objective is to seek capital appreciation, with a secondary goal of current income.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees - TCW Relative Value Large Cap Fund - USD ($)	Class I	Class N
Shareholder Fees (Fees paid directly from your investment)	none	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - TCW Relative Value Large Cap Fund		Class I	Class N
Management Fees		0.65%	0.65%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses		0.12%	0.26%
Total Annual Fund Operating Expenses		0.77%	1.16%
Fee Waiver and/or Expense Reimbursement	[1]	none	0.16%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	0.77%	1.00%
[1]	The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest, brokerage, extraordinary expenses and acquired fund fees and expenses, if any) to 0.80% with respect to Class I shares of average daily net assets and 1.00% with respect to Class N shares of average daily net assets. This contractual fee waiver/expense reimbursement will remain in place through March 1, 2019 and before that date, the investment advisor may not terminate this arrangement without approval of the Board of Directors. At the conclusion of this period, the Fund’s investment advisor may, in its sole discretion, terminate the contractual fee waiver/expense reimbursement or, with the Board’s approval, extend or modify that arrangement.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The cost of investing in the N share class of the Fund reflects the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - TCW Relative Value Large Cap Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class I	79	246	428	954
Class N	102	353	623	1,395

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24.44% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in equity securities of large-capitalization companies. Under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of companies with a market capitalization of greater than $1 billion at the time of purchase. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. Equity securities include common and preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock such as convertible preferred stock, bonds or debentures; American Depository Receipts (ADRs); and other securities with equity characteristics.

The Fund will invest mostly in companies the portfolio managers believe are “value companies.” In managing the Fund’s investments, the portfolio managers blend a number of investment strategies. The portfolio managers emphasize investing in companies that tend to have one or more characteristics that are lower than the equivalent characteristics for companies in the S&P 500 Index. The portfolio managers seek companies that they believe are neglected or out of favor and whose stock prices are low in relation to current earnings, cash flow, book value and sales and companies that they believe have reasonable prospects for growth even though the expectations for these companies are low and their valuations are temporarily depressed.

Portfolio securities may be sold for a number of reasons, including when a company fails to meet expectations or when the portfolio managers believe that (i) there has been a deterioration in the underlying fundamentals of a company, (ii) the intermediate- and long-term prospects for a company are poor, (iii) another security may offer a better investment opportunity, (iv) an individual security has reached its sell target, or (v) the portfolio should be rebalanced for diversification or portfolio weighting purposes.
Principal Risks
Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:
  equity risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods as a result of changes in a company’s financial condition and in overall market, economic and political conditions.
  price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.
  liquidity risk: the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.
  market risk: the risk that returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.
  securities selection risk: the risk that the securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.
  portfolio management risk: the risk that an investment strategy may fail to produce the intended results.
  issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.
  investment style risk: the risk that the particular style or set of styles that the investment advisor primarily uses may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.
  globalization risk: the risk that the growing inter-relationship of global economies and financial markets has magnified the effect of conditions in one country or region on issuers of securities in a different country or region.
  foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries in which the Fund invests or has exposure.
Please see “Principal Risks of the Funds” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class I shares. Class N performance may be lower than Class I performance because of the potentially lower expenses paid by Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting www.tcw.com.
Calendar Year Total Returns For Class I Shares[1]
[1]	To be consistent with other TCW Funds in this Prospectus, this chart now reflects Class I, rather than Class N, performance.

Highest/Lowest quarterly results during this period were:

Highest	19.83%	(quarter ended 9/30/2009)
Lowest	-25.27%	(quarter ended 12/31/2008)

Average Annual Total Returns (For the period ended December 31, 2017)
Average Annual Total Returns - TCW Relative Value Large Cap Fund		1 Year	5 Years	10 Years
Class I		15.27%	13.86%	7.31%
Class I | After taxes on distributions		11.42%	12.34%	6.48%
Class I | After taxes on distributions and sale of fund shares		11.85%	11.03%	5.85%
Class N		14.98%	13.58%	7.08%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	[1]	13.66%	14.04%	7.10%
[1]	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA). After-tax returns are shown for only one class of shares and after-tax returns for other classes will vary.